Loans - Evolution of the Loans (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about loans [abstract]
Balance at beginning of the year		$ 8,190	$ 7,088	$ 7,379
Proceeds from loans	[1]	2,967	2,667	402
Payments of loans	[1]	(2,102)	(1,396)	(780)
Payments of interest	[1]	(707)	(623)	(543)
Account overdrafts, net	[1]	(48)	(3)	71
Accrued interest	[2]	680	702	680
Net exchange and translation differences		(30)	(239)	(113)
Result from net monetary position	[3]	(1)	(6)	(8)
Reclassifications	[4]	(7)
Balance at the end of the year		$ 8,942	$ 8,190	$ 7,088

[1]	The main investing and financing transactions that have not affected cash and cash equivalents correspond to:
[2]	Includes capitalized financial costs.
[3]	Includes the adjustment for inflation of opening balances of loans of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income and the adjustment for inflation of the fiscal year which was charged to net profit or loss in the statement of comprehensive income.
[4]	Corresponds to the balances of our subsidiary YPF Brasil reclassified to the “Assets held for sale” line item in the statement of financial position, see Note 3 “Sale of equity participation in YPF Brasil” section.